Staff Costs (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Summary of staff costs

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Salaries, bonuses and staff welfare	93,660,617	94,776,416	121,314,816
Pension scheme contributions (defined contribution schemes)	749,664	809,482	7,942,657

	94,410,281	95,585,898	129,257,473